Leases (Details Narrative) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) ft²	Mar. 31, 2025 USD ($) ft²	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) ft²	Sep. 30, 2023 USD ($)	Aug. 31, 2027	Oct. 01, 2024 USD ($) ft²
Area of Land | ft²	2,713	2,713		19,436			6,149
Advance Rent	$ 7	$ 7					$ 12
Security Deposit	22	22		$ 400			$ 30
Operating Lease, Liability	1,493	1,493		1,452
Payments for Rent	35	71
Operating Lease, Right-of-Use Asset	1,126	1,126		1,022	$ 1,030
Operating Lease, Liability, Current	$ 642	642		428	318
Operating Lease, Payments		$ 378	$ 273	$ 563	$ 530
Operating Lease, Weighted Average Remaining Lease Term	2 years 2 months 12 days	2 years 2 months 12 days		2 years 9 months 18 days
Operating Lease, Weighted Average Discount Rate, Percent	15.60%	15.60%		15.60%
[custom:OperatingLeaseRightOfUseAssets-0]				$ 192
Lease [Member]
Area of Land | ft²	19,436	19,436
Security Deposit	$ 400	$ 400
Operating Lease, Liability	$ 145	$ 145
Lessee, Operating Lease, Remaining Lease Term	2 years 4 months 24 days	2 years 4 months 24 days
Operating Lease, Right-of-Use Asset	$ 162	$ 162
Operating Lease, Liability, Current	$ 101	$ 101
Maximum [Member]
Operating Lease, Liability				$ 814
Forecast [Member] | Minimum [Member]
Lessee, Operating Lease, Renewal Term						9 months
Lessee, Operating Lease, Remaining Lease Term						2 years 2 months 12 days
Forecast [Member] | Maximum [Member]
Lessee, Operating Lease, Renewal Term						2 years 4 months 24 days
Lessee, Operating Lease, Remaining Lease Term						2 years 10 months 24 days